SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - USD ($)	Apr. 14, 2022	Apr. 01, 2022	Jun. 17, 2021	Jun. 14, 2021
SUBSEQUENT EVENTS (Details) [Line Items]
Financing Receivable, after Allowance for Credit Loss				$ 3,000,000
Proceeds from Collection of Notes Receivable				2,000,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)			936,666
Warrants and Rights Outstanding, Term			3 years
Class of Warrant or Rights, Granted (in Shares)			468,333
Debt Instrument, Convertible, Conversion Price (in Dollars per share)			$ 0.3
Debt Conversion, Original Debt, Amount			$ 281,000
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares)	50,000
Due and Payable on or Before June 21, 2021 [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Proceeds from Collection of Notes Receivable				500,000
Due and Payable on or Before July 12, 2021 [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Proceeds from Collection of Notes Receivable				$ 500,000
Las Vegas, NV #1 [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Operating Lease, Expense		$ 2,084.14
Operating Lease, Annual Increase		3.00%